As filed with the Securities and Exchange Commission on July 13, 2020

Securities Act File No. 333-225588

Investment Company Act File No. 811-23325

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

(Check appropriate box or boxes)

SIX CIRCLES® TRUST

(Exact Name of Registrant Specified in Charter)

383 Madison Avenue

New York, New York, 10179

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 270-6000

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copies to:

Abby L. Ingber, Esq. J.P. Morgan Private Investments Inc. 4 New York Plaza, 19th Floor New York, NY 10004	Nora M. Jordan, Esq. Gregory S. Rowland, Esq. Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☒	on August 4, 2020 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 26 to the Registration Statement (the “Amendment”) of Six Circles Trust (the “Trust”) relates only to the Six Circles Credit Opportunities Fund series of the Registrant, and incorporates by reference Parts A, B and C of Post-Effective Amendment No. 21 to the Registration Statement of the Trust (“PEA 21”), filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 1, 2020. This Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of designating August 4, 2020, as the new date upon which PEA 21 will become effective.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 13th day of July, 2020.

Six Circles Trust

By:	/s/ Mary Savino
Name:	Mary Savino
Title:	Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities indicated on July 13, 2020.

/s/ Mary Savino Mary Savino Trustee

/s/ Lisa Borders* Lisa Borders Trustee

/s/ James P. Donovan* James P. Donovan Trustee

/s/ Kevin Klingert* Kevin Klingert Trustee

/s/ Neil Medugno* Neil Medugno Trustee

/s/ Lauren Stack* Lauren Stack Trustee

/s/ Gregory R. McNeil Gregory R. McNeil Principal Financial Officer and Treasurer

*By:	/s/ Mary Savino
Mary Savino**
Attorney-in-Fact

**	Executed by Mary Savino on behalf of each of the Trustees pursuant to Powers of Attorney dated June 12, 2018.